Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,797	$ 2,795
Provision for credit losses
Originations	156	207
Maturities	(213)	(304)
Changes in risk, parameters and exposures	69	86
Write-offs	(23)	(98)
Recoveries	17	12
Exchange rate and other	8	(76)
Balance at end of period	1,811	2,622
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	566	995
Provision for credit losses
Transfers to Stage 1	108	129
Transfers to Stage 2	(18)	(47)
Transfers to Stage 3	(1)	(1)
Originations	156	207
Maturities	(106)	(165)
Changes in risk, parameters and exposures	(129)	(207)
Exchange rate and other	4	(16)
Balance at end of period	580	895
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	794	1,132
Provision for credit losses
Transfers to Stage 1	(107)	(129)
Transfers to Stage 2	18	61
Transfers to Stage 3	(4)	(15)
Maturities	(107)	(139)
Changes in risk, parameters and exposures	160	257
Exchange rate and other	11	(22)
Balance at end of period	765	1,145
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	437	668
Provision for credit losses
Transfers to Stage 1	(1)
Transfers to Stage 2		(14)
Transfers to Stage 3	5	16
Changes in risk, parameters and exposures	38	36
Write-offs	(23)	(98)
Recoveries	17	12
Exchange rate and other	(7)	(38)
Balance at end of period	$ 466	$ 582